Debt - Summary of Debt (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 6,894,000,000		$ 6,948,000,000
Long-term Debt		6,789,000,000		6,838,000,000		$ 6,964,000,000
Long-term Debt, Current Maturities		(46,000,000)		(89,000,000)		(187,000,000)
Long Term Debt Non Current Face Value		6,848,000,000		6,859,000,000
Long-term Debt, Excluding Current Maturities		6,743,000,000		6,749,000,000		6,777,000,000
Unamortized discounts		105,000,000		110,000,000		132,000,000
Long-term Debt, Fair Value		7,132,000,000		7,190,000,000
Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Long-term Debt, Current Maturities		(20,000,000)		(21,000,000)		(70,000,000)
Long-term Debt, Excluding Current Maturities		2,252,000,000		2,254,000,000		2,267,000,000
Secured Debt [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		0
CERP
Debt Instrument [Line Items]
Long-term Debt, Gross		4,570,000,000		4,618,000,000
Long-term Debt		4,517,000,000		4,563,000,000		4,627,000,000
Long-term Debt, Current Maturities		(26,000,000)		(68,000,000)		(117,000,000)
Long Term Debt Non Current Face Value		4,544,000,000		4,550,000,000
Long-term Debt, Excluding Current Maturities		$ 4,491,000,000		4,495,000,000		4,510,000,000
CERP | Secured Debt [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	[1]	2020
Long-term Debt, Gross		$ 2,419,000,000	[1]	2,425,000,000	[2]
Long-term Debt		$ 2,382,000,000	[1]	$ 2,387,000,000	[1],[2]	2,403,000,000	[2]
Debt Instrument, Interest Rate, Stated Percentage		7.00%	[1],[3]	7.00%	[2],[4]
Debt Instrument, Description of Variable Rate Basis		Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1% floor. The rate is set at the 1% floor as of March 31, 2017.
CERP | Secured Debt [Member] | First Lien Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description		2020
Long-term Debt, Gross		$ 1,000,000,000		$ 1,000,000,000
Long-term Debt		$ 994,000,000		$ 993,000,000		992,000,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%	[3]	8.00%	[4]
CERP | Secured Debt [Member] | Second Lien Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description		2021
Long-term Debt, Gross		$ 1,150,000,000		$ 1,150,000,000
Long-term Debt		$ 1,140,000,000		$ 1,140,000,000		1,138,000,000
Debt Instrument, Interest Rate, Stated Percentage		11.00%	[3]	11.00%	[4]
CERP | Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	[5]	2018
Debt Instrument, Basis Spread on Variable Rate				6.00%
Long-term Debt, Gross		$ 0	[5]	$ 40,000,000	[6]
Long-term Debt		$ 0	[5]	$ 40,000,000	[5],[6]	80,000,000	[6]
Debt Instrument, Description of Variable Rate Basis		Variable interest rate for amounts currently borrowed is determined by adding LIBOR to a base rate of 6.00%.		Variable interest rate for amounts currently borrowed is calculated by adding LIBOR to a base rate of 6.00%.	[6]
CERP | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description		2017
Long-term Debt, Gross		$ 1,000,000		$ 3,000,000
Long-term Debt		1,000,000		3,000,000		14,000,000
CGP | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		2,324,000,000		2,330,000,000
Long-term Debt		2,272,000,000		2,275,000,000		2,337,000,000
Long-term Debt, Current Maturities		(20,000,000)		(21,000,000)		(70,000,000)
Long Term Debt Non Current Face Value		2,304,000,000		2,309,000,000
Long-term Debt, Excluding Current Maturities		$ 2,252,000,000		2,254,000,000		2,267,000,000
CGP | Secured Debt [Member] | Term Loan [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	[7]	2021
Long-term Debt, Gross		$ 1,143,000,000	[7]	1,146,000,000	[8]
Long-term Debt		$ 1,117,000,000	[7]	$ 1,119,000,000	[7],[8]	1,126,000,000	[8]
Debt Instrument, Interest Rate, Stated Percentage		6.25%	[7],[9]	6.25%	[8],[10]
Debt Instrument, Description of Variable Rate Basis		Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1% floor. The rate is set at the 1% floor as of March 31, 2017.		Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1% floor. The rate is set at the 1% floor as of December 31, 2016.	[11]
CGP | Secured Debt [Member] | Revolving Credit Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	[12]	2019
Debt Instrument, Basis Spread on Variable Rate				5.00%
Long-term Debt, Gross		$ 0	[12]	$ 0	[13]
Long-term Debt		$ 0	[12]	0	[12],[13]	45,000,000	[13]
Debt Instrument, Description of Variable Rate Basis		Variable interest rate calculated as LIBOR plus 5.00%.
CGP | Secured Debt [Member] | CGPH Notes [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description		2022
Long-term Debt, Gross		$ 675,000,000		675,000,000	[8]
Long-term Debt		$ 663,000,000		$ 662,000,000	[8]	660,000,000	[8]
Debt Instrument, Interest Rate, Stated Percentage		9.38%	[9]	9.38%	[8],[10]
CGP | Secured Debt [Member] | Horseshoe Baltimore Credit Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	[14]	2020
Long-term Debt, Gross		$ 296,000,000	[14]	$ 297,000,000	[11]
Long-term Debt		$ 287,000,000	[14]	$ 287,000,000	[11],[14]	288,000,000	[11]
Debt Instrument, Interest Rate, Stated Percentage		8.25%	[9],[14]	8.25%	[10],[11],[13]
Debt Instrument, Description of Variable Rate Basis		Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1.25% floor. The rate is set at the 1.25% floor as of March 31, 2017.		Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1.25% floor. The rate is set at the 1.25% floor as of December 31, 2016.
CGP | Secured Debt [Member] | Horseshoe Baltimore FF&E Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	[14],[15]	2019
Long-term Debt, Gross		$ 20,000,000	[14],[15]	$ 22,000,000	[11],[16]
Long-term Debt		$ 20,000,000	[14],[15]	$ 22,000,000	[11],[14],[15],[16]	27,000,000	[11],[16]
Debt Instrument, Interest Rate, Stated Percentage		8.75%	[9],[14],[15]	8.75%	[10],[11],[16]
Debt Instrument, Description of Variable Rate Basis				Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1.25% floor. The rate is set at the 1.25% floor as of December 31, 2016.
CGP | Secured Debt [Member] | Other Debt Obligations [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description		2018
Long-term Debt, Gross		$ 5,000,000		$ 5,000,000
Long-term Debt		$ 4,000,000		$ 4,000,000		4,000,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%	[9]	8.00%	[10]
CGP | Line of Credit [Member] | Horseshoe Baltimore Credit Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	[17]	2018
Debt Instrument, Basis Spread on Variable Rate				7.00%
Long-term Debt, Gross		$ 0	[17]	$ 0	[18]
Long-term Debt		$ 0	[17]	$ 0	[17],[18]	0	[18]
Debt Instrument, Description of Variable Rate Basis		Variable interest rate calculated as LIBOR plus 7.00%.		Variable interest rate calculated as LIBOR plus 7.00%.	[16]
CGP | Line of Credit [Member] | Cromwell Credit Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	[14]	2019
Long-term Debt, Gross		$ 171,000,000	[14]	$ 171,000,000	[11]
Long-term Debt		$ 167,000,000	[14]	$ 167,000,000	[11],[14]	169,000,000	[11]
Debt Instrument, Interest Rate, Stated Percentage		11.00%	[9],[14]	11.00%	[10],[11]
Debt Instrument, Description of Variable Rate Basis				Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1.25% floor. The rate is set at the 1.25% floor as of December 31, 2016.
CGP | Unsecured Debt [Member] | Special Improvement District Bonds [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description		2037
Long-term Debt, Gross		$ 14,000,000		$ 14,000,000
Long-term Debt		$ 14,000,000		$ 14,000,000		14,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.30%	[9]	5.30%	[10]
CGP | Capital Lease Obligations [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 0
Long-term Debt				$ 0		$ 4,000,000

[1]	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1% floor. The rate is set at the 1% floor as of March 31, 2017.
[2]	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1% floor. The rate is set at the 1% floor as of December 31, 2016.
[3]	Interest rate is fixed, except where noted.
[4]	Interest rate is fixed, except where noted.
[5]	Variable interest rate for amounts currently borrowed is determined by adding LIBOR to a base rate of 6.00%.
[6]	Variable interest rate for amounts currently borrowed is calculated by adding LIBOR to a base rate of 6.00%.
[7]	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1% floor. The rate is set at the 1% floor as of March 31, 2017.
[8]	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1% floor. The rate is set at the 1% floor as of December 31, 2016.
[9]	Interest rate is fixed, except where noted.
[10]	Interest rate is fixed, except where noted.
[11]	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1.25% floor. The rate is set at the 1.25% floor as of December 31, 2016.
[12]	Variable interest rate calculated as LIBOR plus 5.00%.
[13]	Variable interest rate calculated as LIBOR plus 5.00%.
[14]	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1.25% floor. The rate is set at the 1.25% floor as of March 31, 2017.
[15]	This represents an equipment financing term loan facility.
[16]	This represents an equipment financing term loan facility.
[17]	Variable interest rate calculated as LIBOR plus 7.00%.
[18]	Variable interest rate calculated as LIBOR plus 7.00%.